Contingent Assets and Liabilities, Provisions and Legal Obligations - Summary of Changes in Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Opening balance	R$ 19,736
Closing balance	18,613	R$ 19,736
Reclassification of assets pledged as collateral for contingencies	33,848	27,469
Provision for taxes other than income tax [member]
Disclosure of other provisions [line items]
Opening balance	7,003	8,246
(-) Provisions guaranteed by indemnity clause (Note 2.4 n)	(66)	(69)
Subtotal	6,937	8,177
Interest	384	613
Changes in the period reflected in results	(259)	(27)
Increase	392	452
Reversal	(651)	(479)
Payment	(337)	(1,826)
Subtotal	6,725	6,937
(+) Provisions guaranteed by indemnity clause (Note 2.4 n)	68	66
Closing balance	6,793	7,003
Current	107	230
Non-current	6,686	6,773
Opening balance	5,170	4,847
Appropriation of interest	199	344
Changes in the period	(22)	(3)
Deposits made	251	240
Withdrawals	(48)	(202)
Deposits released	(225)	(41)
Closing balance	5,347	5,188
Reclassification of assets pledged as collateral for contingencies	(1)	(18)
Closing balance after reclassification	R$ 5,346	R$ 5,170